Document and Entity Information	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Textainer Group Holdings Limited
Entity Central Index Key	0001413159
Current Fiscal Year End Date	--12-31
Entity File Number	001-33725
Entity Address, Address Line One	Century House
Entity Address, Address Line Two	16 Par-La-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM